UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21973
Investment Company Act File Number
Eaton Vance Tax-Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 0.5%
United Technologies Corp.	204,141	$16,911,040

		$16,911,040

Automobiles — 2.3%
Bayerische Motoren Werke AG	340,495	$34,039,887
Ford Motor Co.(1)	965,125	11,784,176
Volkswagen AG, PFC Shares	170,154	33,965,492

		$79,789,555

Beverages — 2.5%
Anheuser-Busch InBev NV	588,659	$33,879,996
Coca-Cola Co. (The)	462,840	31,477,748
PepsiCo, Inc.	319,596	20,466,928

		$85,824,672

Biotechnology — 0.4%
Celgene Corp.(1)	217,384	$12,890,871

		$12,890,871

Capital Markets — 1.8%
Deutsche Bank AG	326,770	$17,966,669
Goldman Sachs Group, Inc. (The)	109,610	14,794,062
UBS AG(1)	1,855,579	30,579,942

		$63,340,673

Chemicals — 2.6%
Air Liquide SA	110,466	$15,173,939
BASF SE	558,480	50,436,983
Monsanto Co.	311,375	22,879,835

		$88,490,757

Commercial Banks — 8.3%
Banco Bilbao Vizcaya Argentaria SA	1,526,475	$15,989,791
Banco Santander SA	2,735,777	28,794,839
Bank of Nova Scotia (The)	615,957	34,961,719
Barclays PLC	5,432,401	19,711,753
BNP Paribas	243,619	15,799,622
HSBC Holdings PLC	3,147,683	30,687,776
Intesa Sanpaolo SpA	6,626,290	15,285,485
Itau Unibanco Holding SA ADR	1,534,867	31,265,241
KeyCorp	1,699,956	13,667,646
PNC Financial Services Group, Inc.	198,697	10,787,260
Royal Bank of Scotland Group PLC(1)	30,628,460	17,772,005
Societe Generale	308,366	15,263,988
State Bank of India GDR	137,219	15,203,865
Wells Fargo & Co.	835,403	23,341,160

		$288,532,150

Communications Equipment — 2.7%
Harris Corp.	264,302	$10,537,721
HTC Corp.	616,350	18,334,848
JDS Uniphase Corp.(1)	400,629	5,268,271
QUALCOMM, Inc.	721,631	39,530,946
Telefonaktiebolaget LM Ericsson, Class B	1,594,781	20,031,517

		$93,703,303

Security	Shares	Value
Computers & Peripherals — 1.8%
Apple, Inc.(1)	156,119	$60,961,347

		$60,961,347

Construction & Engineering — 0.6%
Fluor Corp.	342,861	$21,781,959

		$21,781,959

Consumer Finance — 0.5%
American Express Co.	321,494	$16,087,560

		$16,087,560

Diversified Financial Services — 1.9%
Citigroup, Inc.	444,847	$17,055,434
JPMorgan Chase & Co.	721,612	29,189,206
Moody’s Corp.	509,748	18,152,126

		$64,396,766

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	707,168	$20,691,736
CenturyLink, Inc.	261,989	9,722,412
Deutsche Telekom AG	2,332,299	36,355,252
Koninklijke KPN NV	2,575,969	36,735,934
Verizon Communications, Inc.	193,295	6,821,380

		$110,326,714

Electric Utilities — 2.1%
American Electric Power Co., Inc.	199,484	$7,352,980
E.ON AG	249,360	6,875,635
Enel SpA	3,129,117	18,021,652
PPL Corp.	267,081	7,451,560
Scottish and Southern Energy PLC	1,536,047	32,911,813

		$72,613,640

Electrical Equipment — 1.4%
ABB, Ltd.(1)	1,803,498	$43,196,835
Emerson Electric Co.	129,667	6,365,353

		$49,562,188

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	1,115,165	$17,742,275

		$17,742,275

Energy Equipment & Services — 1.0%
Halliburton Co.	320,550	$17,543,701
Schlumberger, Ltd.	194,718	17,596,666

		$35,140,367

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	154,006	$12,050,970
Metro AG	384,845	21,243,373
Tesco PLC	3,486,295	21,898,764

		$55,193,107

Food Products — 5.3%
Danone SA	630,679	$44,964,058
Nestle SA	1,337,943	85,229,007
Unilever NV - NY Shares	1,660,366	53,920,570

		$184,113,635

Security	Shares	Value
Health Care Equipment & Supplies — 1.9%
Covidien PLC	433,863	$22,035,902
St. Jude Medical, Inc.	691,175	32,139,637
Varian Medical Systems, Inc.(1)	195,507	12,270,019

		$66,445,558

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	711,681	$27,264,499
Fresenius Medical Care AG & Co. KGaA ADR	291,084	22,396,003
HCA Holdings, Inc.(1)	309,750	8,264,130
UnitedHealth Group, Inc.	781,120	38,766,986

		$96,691,618

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	287,631	$24,874,329

		$24,874,329

Household Products — 0.6%
Procter & Gamble Co.	332,133	$20,422,858

		$20,422,858

Industrial Conglomerates — 4.3%
Danaher Corp.	499,381	$24,524,601
General Electric Co.	1,083,017	19,396,834
Philips Electronics NV	1,248,669	31,013,800
Siemens AG	569,748	72,817,295

		$147,752,530

Insurance — 3.6%
Aflac, Inc.	264,261	$12,171,862
Allianz SE	251,226	32,738,495
AXA SA	1,357,193	25,391,690
Lincoln National Corp.	402,666	10,670,649
MetLife, Inc.	284,691	11,732,116
Prudential PLC	2,911,200	32,792,424

		$125,497,236

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	110,839	$24,663,895
Netflix, Inc.(1)	47,678	12,681,871
priceline.com, Inc.(1)	27,491	14,780,536

		$52,126,302

Internet Software & Services — 0.5%
Google, Inc., Class A(1)	26,740	$16,142,671

		$16,142,671

IT Services — 1.3%
Accenture PLC, Class A	225,646	$13,344,704
International Business Machines Corp.	178,443	32,449,860

		$45,794,564

Machinery — 0.9%
Illinois Tool Works, Inc.	621,645	$30,957,921

		$30,957,921

Media — 0.9%
Comcast Corp., Class A	790,352	$18,984,255
Vivendi SA	546,972	13,080,256

		$32,064,511

Metals & Mining — 4.1%
Anglo American PLC	459,970	$21,771,647
BHP Billiton, Ltd. ADR	503,291	46,076,291
Cliffs Natural Resources, Inc.	166,543	14,958,892

Security	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	280,354	$14,847,548
Goldcorp, Inc.	932,640	44,589,518

		$142,243,896

Multi-Utilities — 1.2%
GDF Suez	197,276	$6,451,105
National Grid PLC	2,205,626	21,580,732
PG&E Corp.	299,182	12,395,110

		$40,426,947

Multiline Retail — 0.6%
Macy’s, Inc.	729,101	$21,049,146

		$21,049,146

Oil, Gas & Consumable Fuels — 11.9%
Alpha Natural Resources, Inc.(1)	273,959	$11,700,789
Apache Corp.	127,537	15,778,878
BG Group PLC	1,337,758	31,539,720
BP PLC	6,194,096	46,682,619
ConocoPhillips	458,298	32,992,873
Exxon Mobil Corp.	471,322	37,606,782
Occidental Petroleum Corp.	101,212	9,936,994
Peabody Energy Corp.	238,814	13,724,641
Royal Dutch Shell PLC, Class B	3,005,897	110,062,865
Southwestern Energy Co.(1)	287,701	12,819,957
Statoil ASA	1,529,135	37,688,093
Total SA	922,596	49,864,778

		$410,398,989

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	223,589	$23,456,722

		$23,456,722

Pharmaceuticals — 9.5%
AstraZeneca PLC	592,178	$28,773,273
Bayer AG	522,211	41,776,981
GlaxoSmithKline PLC	2,998,294	66,847,368
Novartis AG	1,102,556	67,588,973
Novo Nordisk A/S, Class B	348,338	42,608,992
Pfizer, Inc.	1,082,435	20,826,049
Sanofi-Aventis	622,932	48,402,129
Teva Pharmaceutical Industries, Ltd. ADR	245,230	11,437,527

		$328,261,292

Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.	81,961	$10,998,346
Boston Properties, Inc.	124,513	13,367,716

		$24,366,062

Software — 2.1%
Microsoft Corp.	561,259	$15,378,497
Oracle Corp.	926,476	28,331,636
SAP AG	440,936	27,568,258

		$71,278,391

Specialty Retail — 1.2%
Home Depot, Inc.	238,865	$8,343,554
Industria de Diseno Textil SA	371,387	33,581,750

		$41,925,304

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
LVMH Moet Hennessy Louis Vuitton SA	259,879	$47,633,977
NIKE, Inc., Class B	208,384	18,785,818

		$66,419,795

Tobacco — 2.0%
British American Tobacco PLC	997,428	$46,042,523
Philip Morris International, Inc.	313,252	22,294,145

		$68,336,668

Wireless Telecommunication Services — 2.6%
American Tower Corp., Class A(1)	191,051	$10,035,909
Vodafone Group PLC	28,899,375	81,044,072

		$91,079,981

Total Common Stocks (identified cost $2,937,537,792)		$3,405,415,870

Short-Term Investments — 1.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$41,373	$41,373,398

Total Short-Term Investments (identified cost $41,373,398)		$41,373,398

Total Investments — 99.6% (identified cost $2,978,911,190)		$3,446,789,268

Call Options Written — (0.3)%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	46,000	EUR	2,750	8/19/11	$(2,045,713)
Dow Jones Euro Stoxx 50 Index	42,600	EUR	2,775	8/19/11	(1,413,995)
Dow Jones Euro Stoxx 50 Index	38,300	EUR	2,825	8/19/11	(619,124)
FTSE 100 Index	16,650	GBP	5,925	8/19/11	(1,018,049)
FTSE 100 Index	16,300	GBP	6,000	8/19/11	(481,602)
S&P 500 Index	745		$1,320	8/20/11	(1,050,450)
S&P 500 Index	2,170		$1,330	8/20/11	(2,245,950)
S&P 500 Index	3,880		$1,340	8/20/11	(3,007,000)
SMI Index	8,650	CHF	6,050	8/19/11	(285,201)
SMI Index	6,050	CHF	6,300	8/19/11	(33,054)

Total Call Options Written (premiums received $24,999,499)					$(12,200,138)

Other Assets, Less Liabilities — 0.7%					$24,778,226

Net Assets — 100.0%					$3,459,367,356

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $73,370.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	38.3%	$1,325,067,258
United Kingdom	17.6	610,119,354
Germany	11.5	398,180,323
France	8.2	282,025,542
Switzerland	6.6	226,594,757
Netherlands	3.5	121,670,304
Canada	2.3	79,551,237
Spain	2.3	78,366,380
Australia	1.3	46,076,291
Denmark	1.2	42,608,992
Norway	1.1	37,688,093
Ireland	1.0	35,380,606
Belgium	1.0	33,879,996
Italy	1.0	33,307,137
Brazil	0.9	31,265,241
Sweden	0.6	20,031,517
Taiwan	0.5	18,334,848
India	0.4	15,203,865
Israel	0.3	11,437,527

Total Investments	99.6%	$3,446,789,268

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,979,822,289

Gross unrealized appreciation	$575,125,547
Gross unrealized depreciation	(108,158,568)

Net unrealized appreciation	$466,966,979

Written call options activity for the fiscal year to date ended July 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	206,590	$42,215,096
Options written	1,643,295	207,762,067
Options terminated in closing purchase transactions	(1,409,020)	(204,361,562)
Options expired	(259,520)	(20,616,102

Outstanding, end of period	181,345	$24,999,499

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $12,200,138.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$155,947,580	$162,301,362	$—	$318,248,942
Consumer Staples	130,169,371	307,178,291	—	437,347,662
Energy	169,701,281	275,838,075	—	445,539,356
Financials	342,820,749	239,399,698	—	582,220,447
Health Care	208,291,623	295,997,716	—	504,289,339
Industrials	119,937,708	147,027,930	—	266,965,638
Information Technology	239,687,928	65,934,623	—	305,622,551
Materials	143,352,084	87,382,569	—	230,734,653
Telecommunication Services	47,271,437	154,135,258	—	201,406,695
Utilities	27,199,650	85,840,937	—	113,040,587

Total Common Stocks	$1,584,379,411	$1,821,036,459 *	$—	$3,405,415,870

Short-Term Investments	$—	$41,373,398	$—	$41,373,398

Total Investments	$1,584,379,411	$1,862,409,857	$—	$3,446,789,268

Liability Description

Call Options Written	$(6,303,400)	$(5,896,738)	$—	$(12,200,138)

Total	$(6,303,400)	$(5,896,738)	$—	$(12,200,138)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III Walter A. Row, III
President
Date: September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III Walter A. Row, III
President
Date: September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: September 26, 2011